Segmented Information - Share of E-Car Partnership (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total sales	$ 30,837	$ 28,748	$ 23,465
E-Car [Member]
Segment Reporting Information [Line Items]
Total sales	91	92	20
Total adjusted EBIT loss	$ 130	$ 91	$ 89